Provisions - Rollforward (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Provisions
Aggregate provisions to cover potential losses	$ 2,088
Regulatory Liability Provisions Offset with Receivables	56
Restricted funds included in other receivables	98
Current
Balance in the beginning	271	$ 207
Additions/(recoveries), Capital	77
Reclassifications	619	278
Uses, Debt recognition	(206)	(42)
Uses, Payments	(355)	(172)
Balance at the end	406	271
Non-current
Balance in the beginning	1,352	1,165
Additions/(recoveries), Capital	578	234
Additions/(recoveries), Interest	320	207
Reclassifications	(619)	(251)
Uses, Debt recognition		(1)
Uses, Payments	(5)	(2)
Balance at the end	1,626	1,352
Total provisions
Total provisions in the beginning	1,623	1,372
Additions/(recoveries), Capital	655	234
Additions/(recoveries), Interest	320	207
Reclassifications		27
Uses, Debt recognition	(206)	(43)
Uses, Payments	(360)	(174)
Total provisions at the end	2,032	1,623
Other information
Additions/(recoveries), Capital, charged to provisions	590	187
Additions/(recoveries), Capital, charged to PP&E (CAPEX)	35	45
Additions/(recoveries), Capital, charged to currency translation adjustments	3	2
Additions/(recoveries), Capital, charged to acquisition of Tuves Paraguay	27
Provision for civil and commercial proceedings
Current
Balance in the beginning	109	112
Additions/(recoveries), Capital	76
Reclassifications	104	47
Uses, Debt recognition	(66)	(15)
Uses, Payments	(65)	(35)
Balance at the end	158	109
Non-current
Balance in the beginning	261	240
Additions/(recoveries), Capital	150	14
Additions/(recoveries), Interest	53	54
Reclassifications	(104)	(47)
Balance at the end	360	261
Provision for labor claims
Current
Balance in the beginning	91	51
Reclassifications	232	159
Uses, Debt recognition		(27)
Uses, Payments	(223)	(92)
Balance at the end	100	91
Non-current
Balance in the beginning	377	329
Additions/(recoveries), Capital	315	130
Additions/(recoveries), Interest	141	78
Reclassifications	(232)	(159)
Uses, Debt recognition		(1)
Balance at the end	601	377
Provision for regulatory, tax and other matters claims
Current
Balance in the beginning	71	44
Additions/(recoveries), Capital	1
Reclassifications	283	72
Uses, Debt recognition	(140)
Uses, Payments	(67)	(45)
Balance at the end	148	71
Non-current
Balance in the beginning	416	407
Additions/(recoveries), Capital	78	43
Additions/(recoveries), Interest	83	11
Reclassifications	(283)	(45)
Balance at the end	294	416
Asset retirement obligations
Non-current
Balance in the beginning	298	189
Additions/(recoveries), Capital	35	47
Additions/(recoveries), Interest	43	64
Uses, Payments	(5)	(2)
Balance at the end	$ 371	$ 298